Series C Preferred Equity (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 19, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Note, Stock Split	100-for-1
[custom:FourthAmendmentDescription]	The Fourth Amendment also increased the maximum number of authorized Series C Preferred Units to 20,000, of which 8,000 are to be issued only pursuant to the Preferred Unit Reinvestment Program. In addition, pursuant to the Fourth Amendment, after six years from the date of investment, instead of being entitled to the right of redemption, the holders of Series C Preferred Units will be entitled to convert all or a portion of the Series C Preferred Units to the common units of the Registrant, on a 1 for 1 basis, after a 12-month waiting period after the notice of conversion is given.
Temporary Equity, Carrying Amount, Attributable to Parent				$ 4,773,000
Limited Liability Company (LLC) Preferred Unit, Issuance Value			$ 6,430,000
Series C Preferred Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:EquityDividendDistributionDescription]			The Series C Preferred Units have a fixed value which is their purchase price and preferred liquidation and distribution rights. Yearly distributions of 12% of the Series C Preferred Units’ value will be made on a quarterly basis.
Series C Preferred Units [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Redeemed or Called During Period, Shares		11.78109
Stock Redeemed or Called During Period, Value		$ 1,178